Note 8 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2021	June 30, 2022
Noumea Shipping Ltd. / Gregos Shipping Ltd.	9,375,000	8,625,000
Diamantis Shipowners Ltd.	2,384,460	2,063,540
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	8,450,000	7,550,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	40,300,000	35,700,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	9,500,000	8,500,000
Jonathan Shipowners Ltd.	15,000,000	12,800,000
Marcos Shipping Ltd.	34,000,000	30,000,000
	119,009,460	105,238,540
Less: Current portion	(29,284,460)	(39,958,540)
Long-term portion	89,725,000	65,280,000
Deferred charges, current portion	250,411	321,411
Deferred charges, long-term portion	720,049	482,057
Long-term bank loans, current portion net of deferred charges	29,034,049	39,637,129
Long-term bank loans, long-term portion net of deferred charges	89,004,951	64,797,943

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2023	39,958,540
2024	35,640,000
2025	13,740,000
2026	15,900,000
Total	105,238,540